Putnam Investments
One Post Office Square
Boston, MA 02109
December 30, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Convertible Securities Fund (Reg. No. 2-43384) (811- 02280)
Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated February 28, 2014, filed with the Commission on February 25, 2014. The principal change reflected in the Amendment is disclosure relating to a new class of fund shares, class I shares, which will be registered under the Amendment. The Amendment also includes updated standard Putnam disclosure. We are requesting selective review of only the marked text. The Amendment is expected to become effective on February 28, 2015.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 1-8939.

Very truly yours,

James F. Clark, Esq.
Associate General Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP